UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class A Shares - VNIAX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Class A Shares of the Vontobel International Equity Fund (the "Fund") for the period from April 22, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class A Shares	$16	0.22%Footnote Reference^
Footnote	Description
Footnote^	The ratio appears lower due to the relative net asset value of Class A. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 1.00% (1.39% excluding waiver).
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

Class A Shares delivered 7.49% during the period and outpaced the MSCI ACWI Ex-USA Index, the benchmark index, which delivered 5.30%. International Equity markets delivered positive results for the period, as investors managed through a year of record global elections, AI exuberance and the implications of Trump Whitehouse on markets. Financials was the top performing sector benefiting from the higher for longer interest rate environment, whereas Energy was the weakest performer. Seven out of the eleven GICS sectors ended the period in positive territory.

Relative outperformance during the period was driven by a combination of strong stock selection and positive sector allocation. The positioning within the Information Technology sector was most additive, with the overweight to the strongly performing sector and selection within the sector additive. The positions in SAP and TSMC were most additive. SAP continued to benefit from the transition to the cloud and TSMC has benefitted from AI related tailwinds. Stock selectin within Health Care was also positive for results, with the underweight to Novo Nordisk and the overweight to Galderma contributing the most.

In contrast, the underweight position in Financials detracted from results given the sector posted strong results in the higher for longer rate environment. Stock selection within Consumer Staples was also negative, with positions in AAK and Loreal detracting the most. We have since exited in our position in AAK in favor of more attractive opportunities elsewhere. Shares of Loreal sold off due to a softer consumer and lower demand in China, however the growth outlook is as retail trends have improved in both mainland China and globally.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Vontobel International Equity Fund, Class A Shares - $10749	MSCI ACWI ex USA Index (NR) (USD) - $10530
Apr/24	$10000	$10000
Apr/24	$9980	$10258
May/24	$10420	$10556
Jun/24	$10530	$10546
Jul/24	$10780	$10790
Aug/24	$11200	$11097
Sep/24	$11360	$11396
Oct/24	$10850	$10837
Nov/24	$11110	$10739
Dec/24	$10749	$10530

Since its inception on April 22, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	Cumulative Since Inception
Vontobel International Equity Fund, Class A Shares	7.49%
MSCI ACWI ex USA Index (NR) (USD)	5.30%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$144,051,648	43	$173,180	149%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.5%
China	3.0%
Sweden	3.3%
Switzerland	3.4%
Netherlands	3.4%
Taiwan	3.5%
France	6.4%
Germany	7.4%
Ireland	8.3%
United States	9.1%
Japan	10.7%
Canada	15.9%
United Kingdom	16.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Constellation Software	5.3%
SAP	5.2%
London Stock Exchange Group	4.8%
RB Global	4.6%
Mastercard, Cl A	4.5%
Terumo	3.8%
RELX	3.8%
Halma	3.7%
Aon, Cl A	3.6%
Taiwan Semiconductor Manufacturing ADR	3.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund / Class A Shares - VNIAX

Annual Shareholder Report: December 31, 2024

VON-AR-TSR-2024-3

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class Y Shares - VNIYX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Class Y Shares of the Vontobel International Equity Fund (the "Fund") for the period from April 22, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class Y Shares	$0	0.00%Footnote Reference^
Footnote	Description
Footnote^	The ratio appears lower due to the relative net asset value of Class Y. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.75% (1.14% excluding waiver).
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

Class Y Shares delivered 7.60% during the period and outpaced the MSCI ACWI Ex-USA Index, the benchmark index, which delivered 5.30%. International Equity markets delivered positive results for the period, as investors managed through a year of record global elections, AI exuberance and the implications of Trump Whitehouse on markets. Financials was the top performing sector benefiting from the higher for longer interest rate environment, whereas Energy was the weakest performer. Seven out of the eleven GICS sectors ended the period in positive territory.

Relative outperformance during the period was driven by a combination of strong stock selection and positive sector allocation. The positioning within the Information Technology sector was most additive, with the overweight to the strongly performing sector and selection within the sector additive. The positions in SAP and TSMC were most additive. SAP continued to benefit from the transition to the cloud and TSMC has benefitted from AI related tailwinds. Stock selectin within Health Care was also positive for results, with the underweight to Novo Nordisk and the overweight to Galderma contributing the most.

In contrast, the underweight position in Financials detracted from results given the sector posted strong results in the higher for longer rate environment. Stock selection within Consumer Staples was also negative, with positions in AAK and Loreal detracting the most. We have since exited in our position in AAK in favor of more attractive opportunities elsewhere. Shares of Loreal sold off due to a softer consumer and lower demand in China, however the growth outlook is as retail trends have improved in both mainland China and globally.

How did the Fund perform since inception?

Total Return Based on $50,000 Investment

	Vontobel International Equity Fund, Class Y Shares - $53800	MSCI ACWI ex USA Index (NR) (USD) - $52652
Apr/24	$50000	$50000
Apr/24	$49900	$51291
May/24	$52100	$52780
Jun/24	$52600	$52730
Jul/24	$53850	$53951
Aug/24	$56000	$55487
Sep/24	$56750	$56981
Oct/24	$54250	$54186
Nov/24	$55600	$53695
Dec/24	$53800	$52652

Since its inception on April 22, 2024. The line graph represents historical performance of a hypothetical investment of $50,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	Cumulative Since Inception
Vontobel International Equity Fund, Class Y Shares	7.60%
MSCI ACWI ex USA Index (NR) (USD)	5.30%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$144,051,648	43	$173,180	149%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.5%
China	3.0%
Sweden	3.3%
Switzerland	3.4%
Netherlands	3.4%
Taiwan	3.5%
France	6.4%
Germany	7.4%
Ireland	8.3%
United States	9.1%
Japan	10.7%
Canada	15.9%
United Kingdom	16.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Constellation Software	5.3%
SAP	5.2%
London Stock Exchange Group	4.8%
RB Global	4.6%
Mastercard, Cl A	4.5%
Terumo	3.8%
RELX	3.8%
Halma	3.7%
Aon, Cl A	3.6%
Taiwan Semiconductor Manufacturing ADR	3.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund / Class Y Shares - VNIYX

Annual Shareholder Report: December 31, 2024

VON-AR-TSR-2024-4

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class Institutional Shares - VNIIX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Class Institutional Shares of the Vontobel International Equity Fund (the "Fund") for the period from April 22, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class Institutional Shares	$44	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

Class Institutional Shares delivered 7.19% during the period and outpaced the MSCI ACWI Ex-USA Index, the benchmark index, which delivered 5.30%. International Equity markets delivered positive results for the period, as investors managed through a year of record global elections, AI exuberance and the implications of Trump Whitehouse on markets. Financials was the top performing sector benefiting from the higher for longer interest rate environment, whereas Energy was the weakest performer. Seven out of the eleven GICS sectors ended the period in positive territory.

Relative outperformance during the period was driven by a combination of strong stock selection and positive sector allocation. The positioning within the Information Technology sector was most additive, with the overweight to the strongly performing sector and selection within the sector additive. The positions in SAP and TSMC were most additive. SAP continued to benefit from the transition to the cloud and TSMC has benefitted from AI related tailwinds. Stock selectin within Health Care was also positive for results, with the underweight to Novo Nordisk and the overweight to Galderma contributing the most.

In contrast, the underweight position in Financials detracted from results given the sector posted strong results in the higher for longer rate environment. Stock selection within Consumer Staples was also negative, with positions in AAK and Loreal detracting the most. We have since exited in our position in AAK in favor of more attractive opportunities elsewhere. Shares of Loreal sold off due to a softer consumer and lower demand in China, however the growth outlook is as retail trends have improved in both mainland China and globally.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

	Vontobel International Equity Fund, Class Institutional Shares - $107191	MSCI ACWI ex USA Index (NR) (USD) - $105304
Apr/24	$100000	$100000
Apr/24	$99900	$102582
May/24	$104100	$105560
Jun/24	$105100	$105460
Jul/24	$107500	$107902
Aug/24	$111800	$110975
Sep/24	$113300	$113963
Oct/24	$108300	$108371
Nov/24	$110900	$107390
Dec/24	$107191	$105304

Since its inception on April 22, 2024. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	Cumulative Since Inception
Vontobel International Equity Fund, Class Institutional Shares	7.19%
MSCI ACWI ex USA Index (NR) (USD)	5.30%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$144,051,648	43	$173,180	149%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.5%
China	3.0%
Sweden	3.3%
Switzerland	3.4%
Netherlands	3.4%
Taiwan	3.5%
France	6.4%
Germany	7.4%
Ireland	8.3%
United States	9.1%
Japan	10.7%
Canada	15.9%
United Kingdom	16.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Constellation Software	5.3%
SAP	5.2%
London Stock Exchange Group	4.8%
RB Global	4.6%
Mastercard, Cl A	4.5%
Terumo	3.8%
RELX	3.8%
Halma	3.7%
Aon, Cl A	3.6%
Taiwan Semiconductor Manufacturing ADR	3.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund / Class Institutional Shares - VNIIX

Annual Shareholder Report: December 31, 2024

VON-AR-TSR-2024-5

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund

Class A Shares - VNGAX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Class A Shares of the Vontobel Global Equity Fund (the "Fund") for the period from August 5, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Vontobel Global Equity Fund, Class A Shares	$0	0.00%Footnote Reference^
Footnote	Description
Footnote^	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.98% (1.49% excluding waiver).
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

Class A Shares delivered 7.07% during the period and trailed the MSCI ACWI Index, the benchmark, which delivered 10.97%. Performance during year and within the reporting period was dominated by two main themes, AI and Federal Reserve interest rate policy. Communication Services and Information Technology were the top performing sectors, whereas Health Care and Materials were the worst performers. Overall, seven out of the eleven GICs sectors ended in positive territory.

The relative performance trail was driven by a combination of stock selection and sector allocation. The strategy’s defensive positioning within Consumer Staples was most negative. The overweight to the sector detracted given the sector did not keep pace with the market, as did the position in Coca Cola which sold off due to weaker than expected unit case volume. Stock selection within Information Technology also detracted, particularly our decision not to hold Nvidia, Apple and Broadcom. All three names lack the combination of growth, predictability and sensible valuation we seek.

In contrast, stock selection within Consumer Discretionary, particularly the overweight to Flutter, was positive for results. Flutter continues to deliver strong results benefiting from strong execution in FanDuel, the continued leader in the US sports gambling market. Our decision not to own the cyclical Energy sector was also positive given the sector ending the period in the red.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Vontobel Global Equity Fund, Class A Shares - $10707	MSCI ACWI Index (Net) (USD) - $11097
Aug/24	$10000	$10000
Aug/24	$10720	$10953
Sep/24	$10930	$11208
Oct/24	$10650	$10956
Nov/24	$10970	$11366
Dec/24	$10707	$11097

Since its inception on August 5, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	Cumulative Since Inception
Vontobel Global Equity Fund, Class A Shares	7.07%
MSCI ACWI Index (Net) (USD)	10.97%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$20,347,577	43	$-	15%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.5%
Japan	1.5%
Netherlands	1.5%
Switzerland	2.0%
Hong Kong	2.0%
Germany	2.8%
India	3.6%
Taiwan	4.2%
Ireland	5.4%
Canada	5.9%
United Kingdom	7.4%
France	8.5%
United States	47.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	6.0%
Amazon.com	5.8%
Coca-Cola	4.8%
Alphabet, Cl C	4.7%
Taiwan Semiconductor Manufacturing ADR	4.2%
RELX	3.9%
Mastercard, Cl A	3.7%
London Stock Exchange Group	3.5%
Constellation Software	3.2%
Abbott Laboratories	3.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund / Class A Shares - VNGAX

Annual Shareholder Report: December 31, 2024

VON-AR-TSR-2024-2

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund

Class Y Shares - VNGYX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Class Y Shares of the Vontobel Global Equity Fund (the "Fund") for the period from August 5, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Vontobel Global Equity Fund, Class Y Shares	$0	0.00%Footnote Reference^
Footnote	Description
Footnote^	The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.73% (1.24% excluding waiver).
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

Class Y Shares delivered 6.97% during the period and trailed the MSCI ACWI Index, the benchmark, which delivered 10.97%. Performance during year and within the reporting period was dominated by two main themes, AI and Federal Reserve interest rate policy. Communication Services and Information Technology were the top performing sectors, whereas Health Care and Materials were the worst performers. Overall, seven out of the eleven GICs sectors ended in positive territory.

The relative performance trail was driven by a combination of stock selection and sector allocation. The strategy’s defensive positioning within Consumer Staples was most negative. The overweight to the sector detracted given the sector did not keep pace with the market, as did the position in Coca Cola which sold off due to weaker than expected unit case volume. Stock selection within Information Technology also detracted, particularly our decision not to hold Nvidia, Apple and Broadcom. All three names lack the combination of growth, predictability and sensible valuation we seek.

In contrast, stock selection within Consumer Discretionary, particularly the overweight to Flutter, was positive for results. Flutter continues to deliver strong results benefiting from strong execution in FanDuel, the continued leader in the US sports gambling market. Our decision not to own the cyclical Energy sector was also positive given the sector ending the period in the red.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Vontobel Global Equity Fund, Class Y Shares - $10697	MSCI ACWI Index (Net) (USD) - $11097
Aug/24	$10000	$10000
Aug/24	$10720	$10953
Sep/24	$10930	$11208
Oct/24	$10650	$10956
Nov/24	$10970	$11366
Dec/24	$10697	$11097

Since its inception on August 5, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	Cumulative Since Inception
Vontobel Global Equity Fund, Class Y Shares	6.97%
MSCI ACWI Index (Net) (USD)	10.97%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$20,347,577	43	$-	15%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.5%
Japan	1.5%
Netherlands	1.5%
Switzerland	2.0%
Hong Kong	2.0%
Germany	2.8%
India	3.6%
Taiwan	4.2%
Ireland	5.4%
Canada	5.9%
United Kingdom	7.4%
France	8.5%
United States	47.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	6.0%
Amazon.com	5.8%
Coca-Cola	4.8%
Alphabet, Cl C	4.7%
Taiwan Semiconductor Manufacturing ADR	4.2%
RELX	3.9%
Mastercard, Cl A	3.7%
London Stock Exchange Group	3.5%
Constellation Software	3.2%
Abbott Laboratories	3.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund / Class Y Shares - VNGYX

Annual Shareholder Report: December 31, 2024

VON-AR-TSR-2024-1

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund

Class Institutional Shares - VNGIX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Class Institutional Shares of the Vontobel Global Equity Fund (the "Fund") for the period from August 5, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Vontobel Global Equity Fund, Class Institutional Shares	$24	0.57%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

Class Institutional delivered 6.77% during the period and trailed the MSCI ACWI Index, the benchmark, which delivered 10.97%. Performance during year and within the reporting period was dominated by two main themes, AI and Federal Reserve interest rate policy. Communication Services and Information Technology were the top performing sectors, whereas Health Care and Materials were the worst performers. Overall, seven out of the eleven GICs sectors ended in positive territory.

The relative performance trail was driven by a combination of stock selection and sector allocation. The strategy’s defensive positioning within Consumer Staples was most negative. The overweight to the sector detracted given the sector did not keep pace with the market, as did the position in Coca Cola which sold off due to weaker than expected unit case volume. Stock selection within Information Technology also detracted, particularly our decision not to hold Nvidia, Apple and Broadcom. All three names lack the combination of growth, predictability and sensible valuation we seek.

In contrast, stock selection within Consumer Discretionary, particularly the overweight to Flutter, was positive for results. Flutter continues to deliver strong results benefiting from strong execution in FanDuel, the continued leader in the US sports gambling market. Our decision not to own the cyclical Energy sector was also positive given the sector ending the period in the red.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

	Vontobel Global Equity Fund, Class Institutional Shares - $1067652	MSCI ACWI Index (Net) (USD) - $1109674
Aug/24	$1000000	$1000000
Aug/24	$1072000	$1095311
Sep/24	$1092000	$1120757
Oct/24	$1064000	$1095599
Nov/24	$1095000	$1136579
Dec/24	$1067652	$1109674

Since its inception on August 5, 2024. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	Cumulative Since Inception
Vontobel Global Equity Fund, Class Institutional Shares	6.77%
MSCI ACWI Index (Net) (USD)	10.97%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$20,347,577	43	$-	15%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.5%
Japan	1.5%
Netherlands	1.5%
Switzerland	2.0%
Hong Kong	2.0%
Germany	2.8%
India	3.6%
Taiwan	4.2%
Ireland	5.4%
Canada	5.9%
United Kingdom	7.4%
France	8.5%
United States	47.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	6.0%
Amazon.com	5.8%
Coca-Cola	4.8%
Alphabet, Cl C	4.7%
Taiwan Semiconductor Manufacturing ADR	4.2%
RELX	3.9%
Mastercard, Cl A	3.7%
London Stock Exchange Group	3.5%
Constellation Software	3.2%
Abbott Laboratories	3.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund / Class Institutional Shares - VNGIX

Annual Shareholder Report: December 31, 2024

VON-AR-TSR-2024-6

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2024			FYE December 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$138,746	None	None	$74,970	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$151,569	None	None	$138,403	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)        The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2024 and 2023, respectively.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2024 and 2023, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors’ Inner Circle Fund II

December 31, 2024

Annual Financials and Other Information

Vontobel International Equity Fund

Vontobel Global Equity Fund

Investment Adviser:

Vontobel Asset Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel DECEMBER 31, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Glossary	8
Statements of Assets and Liabilities	9
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	33
Notice to Shareholders (Unaudited)	35
Other Information – (Form N-CSR Items 8-11) (Unaudited)	36

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.3%

	Shares	Value
CANADA — 15.9%
Constellation Software	2,468	$7,631,596
Descartes Systems Group *	33,233	3,777,712
Intact Financial	27,189	4,950,556
RB Global	72,852	6,571,979
		22,931,843

CHINA — 3.0%
Tencent Holdings	81,596	4,380,979

DENMARK — 0.4%
Novo Nordisk, Cl B	6,887	594,223

FRANCE — 6.4%
Air Liquide	7,372	1,198,287
Hermes International	1,451	3,490,011
L'Oreal	2,675	947,233
Schneider Electric	14,261	3,558,639
		9,194,170

GERMANY — 7.4%
Rheinmetall	5,040	3,220,099
SAP	30,478	7,496,810
		10,716,909

HONG KONG — 1.2%
AIA Group	233,600	1,693,353

INDIA — 1.8%
ICICI Bank	168,717	2,525,717

IRELAND — 8.3%
Accenture, Cl A	13,635	4,796,657
Experian	69,109	2,980,514

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND DECEMBER 31, 2024

COMMON STOCK — continued

	Shares	Value
IRELAND — continued
Flutter Entertainment *	16,362	$4,244,177
		12,021,348

ITALY — 1.8%
Ferrari	6,079	2,593,905

JAPAN — 10.7%
Disco	4,005	1,062,436
Keyence	1,604	651,981
MonotaRO	245,838	4,177,725
Nomura Research Institute	62,355	1,830,841
Obic	72,915	2,169,830
Terumo	284,451	5,491,535
		15,384,348

NETHERLANDS — 3.4%
IMCD	4,987	741,290
Wolters Kluwer	25,000	4,153,762
		4,895,052

SPAIN — 1.3%
Amadeus IT Group	27,268	1,926,349

SWEDEN — 3.3%
Atlas Copco, Cl A	37,382	570,511
Beijer Ref, Cl B	80,244	1,184,246
Epiroc, Cl A	59,440	1,035,898
Lifco, Cl B	66,385	1,924,122
		4,714,777

SWITZERLAND — 3.4%
Alcon	2,598	220,278
Galderma Group *	41,921	4,659,153
		4,879,431

TAIWAN — 3.5%
Taiwan Semiconductor Manufacturing ADR	25,477	5,031,453

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND DECEMBER 31, 2024

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — 16.4%
Coca-Cola Europacific Partners	37,296	$2,864,706
Games Workshop Group	18,771	3,127,756
Halma	158,171	5,324,576
London Stock Exchange Group	49,089	6,935,107
RELX	119,069	5,409,449
		23,661,594

UNITED STATES — 9.1%
Aon, Cl A	14,326	5,145,326
Mastercard, Cl A	12,184	6,415,729
Mettler-Toledo International *	576	704,840
Schlumberger	20,424	783,056
		13,048,951

TOTAL COMMON STOCK
(Cost $119,039,769)		140,194,402

TOTAL INVESTMENTS — 97.3%
(Cost $119,039,769)		$140,194,402

Percentages are based on Net Assets of $144,051,648.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND DECEMBER 31, 2024

The following is a summary of the inputs used as of December 31, 2024, in valuing the Fund’s investments carried at value :

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$22,931,843	$—	$—	$22,931,843
China	4,380,979	—	—	4,380,979
Denmark	—	594,223	—	594,223
France	9,194,170	—	—	9,194,170
Germany	—	10,716,909	—	10,716,909
Hong Kong	1,693,353	—	—	1,693,353
India	2,525,717	—	—	2,525,717
Ireland	12,021,348	—	—	12,021,348
Italy	—	2,593,905	—	2,593,905
Japan	—	15,384,348	—	15,384,348
Netherlands	4,895,052	—	—	4,895,052
Spain	1,926,349	—	—	1,926,349
Sweden	—	4,714,777	—	4,714,777
Switzerland	—	4,879,431	—	4,879,431
Taiwan	5,031,453	—	—	5,031,453
United Kingdom	23,661,594	—	—	23,661,594
United States	13,048,951	—	—	13,048,951
Total Investments in Securities	$101,310,809	$38,883,593	$—	$140,194,402

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL EQUITY FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.9%

	Shares	Value
BRAZIL — 1.1%
Raia Drogasil	65,200	$232,184

CANADA — 5.9%
Constellation Software	210	649,366
RB Global	6,065	547,124
		1,196,490

CHINA — 1.3%
Tencent Holdings	4,800	257,717

DENMARK — 1.2%
Novo Nordisk, Cl B	2,776	239,518

FRANCE — 8.5%
Air Liquide	2,229	362,314
EssilorLuxottica	1,497	365,338
L'Oreal	859	304,177
LVMH Moet Hennessy Louis Vuitton	385	253,439
Schneider Electric	1,825	455,404
		1,740,672

GERMANY — 2.8%
SAP	2,334	574,104

HONG KONG — 2.0%
AIA Group	56,200	407,391

INDIA — 3.6%
ICICI Bank	27,237	407,742
Tata Consultancy Services	6,748	322,748
		730,490

INDONESIA — 0.8%
Bank Rakyat Indonesia Persero	651,600	164,496

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL EQUITY FUND DECEMBER 31, 2024

COMMON STOCK — continued

	Shares	Value
IRELAND — 5.4%
Experian	14,329	$617,977
Flutter Entertainment *	1,898	492,327
		1,110,304

JAPAN — 1.5%
Hoya	2,400	297,855

MEXICO — 1.1%
Wal-Mart de Mexico	83,114	218,757

NETHERLANDS — 1.5%
Wolters Kluwer	1,810	300,732

SWITZERLAND — 2.0%
Alcon	4,701	398,586

TAIWAN — 4.2%
Taiwan Semiconductor Manufacturing ADR	4,298	848,812

UNITED KINGDOM — 7.4%
London Stock Exchange Group	5,039	711,891
RELX	17,460	793,229
		1,505,120

UNITED STATES — 47.6%
Abbott Laboratories	5,645	638,506
Adobe *	589	261,917
Alphabet, Cl C	4,984	949,153
Amazon.com *	5,369	1,177,905
Becton Dickinson	1,106	250,918
Booking Holdings	47	233,516
Boston Scientific *	4,845	432,756
CME Group, Cl A	2,313	537,148
Coca-Cola	15,646	974,120
Mastercard, Cl A	1,448	762,473
Microsoft	2,911	1,226,986
Mondelez International, Cl A	3,875	231,454

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL EQUITY FUND DECEMBER 31, 2024

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
NIKE, Cl B	2,716	$205,519
PepsiCo	1,821	276,901
ServiceNow *	185	196,122
Synopsys *	717	348,003
Thermo Fisher Scientific	683	355,317
Union Pacific	1,337	304,890
Vulcan Materials	1,281	329,512
		9,693,116

TOTAL COMMON STOCK
(Cost $19,256,754)		19,916,344

TOTAL INVESTMENTS — 97.9%
(Cost $19,256,754)		$19,916,344

Percentages are based on Net Assets of $20,347,577.
*	Non-income producing security.

The following is a summary of the inputs used as of December 31, 2024, in valuing the Fund’s investments carried at value :

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$232,184	$—	$—	$232,184
Canada	1,196,490	—	—	1,196,490
China	257,717	—	—	257,717
Denmark	—	239,518	—	239,518
France	1,740,672	—	—	1,740,672
Germany	—	574,104	—	574,104
Hong Kong	407,391	—	—	407,391
India	730,490	—	—	730,490
Indonesia	—	164,496	—	164,496
Ireland	1,110,304	—	—	1,110,304
Japan	—	297,855	—	297,855
Mexico	218,757	—	—	218,757
Netherlands	300,732	—	—	300,732
Switzerland	—	398,586	—	398,586
Taiwan	848,812	—	—	848,812
United Kingdom	1,505,120	—	—	1,505,120
United States	9,693,116	—	—	9,693,116
Total Investments in Securities	$18,241,785	$1,674,559	$—	$19,916,344

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

GLOSSARY: (abbreviations which may be used in the preceding Schedules of Investments):

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

	Vontobel International Equity Fund	Vontobel Global Equity Fund
Assets:
Investments, at Value (Cost $119,039,769 and $19,256,754)	$140,194,402	$19,916,344
Foreign Currency, at Value (Cost $17,302 and $58,931)	17,302	58,575
Cash	3,907,831	365,201
Receivable for Capital Shares Sold	102,363	–
Foreign Tax Reclaim Receivable	70,576	430
Dividends and Interest Receivable	62,987	27,920
Deferred Offering Costs	11,469	29,008
Due from Adviser	–	24,442
Prepaid Expenses	7,444	3,090
Total Assets	144,374,374	20,425,010
Liabilities:
Payable for Investment Securities Purchased	209,008	20,185
Audit Fees Payable	29,513	29,513
Payable due to Administrator	15,081	11,041
Payable due to Trustees	8,030	1,083
Chief Compliance Officer Fees Payable	6,583	888
Payable due to Adviser	5,740	–
Unrealized Depreciation on Spot Currency Contracts	338	108
Payable due to Transfer Agent	–	8,792
Other Accrued Expenses	48,433	5,823
Total Liabilities	322,726	77,433
Commitments and Contingencies †
Net Assets	$144,051,648	$20,347,577
Net Assets Consist of:
Paid-in Capital	$126,399,189	$19,625,759
Total Distributable Earnings	17,652,459	721,818
Net Assets	$144,051,648	$20,347,577

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

	Vontobel International Equity Fund		Vontobel Global Equity Fund
A Shares:
Net Assets	$251		$224
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	24		21
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.25	‡	$10.66	‡
Y Shares:
Net Assets	$108		$107
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	10		10
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.26	‡	$10.65	‡
Institutional Shares:
Net Assets	$144,051,289		$20,347,246
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	14,089,064		1,913,770
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.22		$10.63

‡	Net Assets divided by Outstanding Shares do not calculate to the stated NAV due to Net Assets and Outstanding Shares being rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL FOR THE PERIODS ENDED DECEMBER 31, 2024

STATEMENTS OF OPERATIONS

	Vontobel International Equity Fund(1)	Vontobel Global Equity Fund(2)
Investment Income:
Interest Income	$157,449	$10,414
Dividend Income	1,469,142	84,014
Less: Foreign Taxes Withheld	(161,431)	(3,660)
Total Investment Income	1,465,160	90,768
Expenses:
Investment Advisory Fees	622,204	38,884
Administration Fees	124,576	52,712
Trustees' Fees	28,264	2,153
Chief Compliance Officer Fees	11,498	888
Transfer Agent Fees	90,658	21,643
Offering Costs	66,780	38,840
Legal Fees	30,024	1,435
Audit Fees	29,513	29,513
Custodian Fees	18,146	5,454
Registration Fees	18,079	2,134
Printing Fees	15,485	1,301
Insurance and Other Expenses	18,673	2,637
Total Expenses	1,073,900	197,594
Less:
Waiver of Investment Advisory Fees	(449,024)	(38,884)
Reimbursement by Investment Adviser	–	(119,910)
Net Expenses	624,876	38,800
Net Investment Income	840,284	51,968
Net Realized Gain (Loss) on :
Investments (net of Foreign Capital Gains Tax on Appreciated Securities of $– and $(3,615))	4,156,082	112,481
Foreign Currency Transactions	(249,013)	(12,327)
Net Realized Gain (Loss)	3,907,069	100,154
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,426,986	659,590
Foreign Currency Transactions	(1,950)	(413)
Net Change in Unrealized Appreciation (Depreciation)	5,425,036	659,177
Net Realized and Unrealized Gain	9,332,105	759,331
Net Increase in Net Assets Resulting from Operations	$10,172,389	$811,299

(1)	Commenced operations on April 22, 2024.

(2)	Commenced operations on August 5, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Vontobel International Equity Fund(1)	Vontobel Global Equity Fund(2)
Operations:
Net Investment Income	$840,284	$51,968
Net Realized Gain	3,907,069	100,154
Net Change in Unrealized Appreciation	5,425,036	659,177
Net Increase in Net Assets Resulting from Operations	10,172,389	811,299
Distributions:	(6,503,572)	(89,481)
Return of Capital	(283,426)	—
Capital Share Transactions:
A Shares:
Issued	250	217
Reinvestment of Distributions	12	1
Net A Share Transactions	262	218
Y Shares:
Issued	100	100
Reinvestment of Distributions	5	—
Net Y Share Transactions	105	100
Institutional Shares:
Issued	192,148,577 *	19,601,508
Reinvestment of Distributions	6,515,508	42,680
Redeemed	(57,998,195)	(18,747)
Net Institutional Share Transactions	140,665,890	19,625,441
Net Increase in Net Assets from Share Transactions	140,666,257	19,625,759
Total Increase in Net Assets	144,051,648	20,347,577

Net Assets:
Beginning of Period	—	—
End of Period	$144,051,648	$20,347,577

(1)	Commenced operations on April 22, 2024.

(2)	Commenced operations on August 5, 2024.

*	Includes transfer of assets from the Predecessor Fund (see Note 11).

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

A Shares	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.06
Net Realized and Unrealized Gain	0.70
Total from Operations	0.76
Dividends and Distributions:
Net Investment Income	(0.05)
Net Realized Gain	(0.46)
Return of Capital	—	(3)
Total Dividends and Distributions	(0.51)
Net Asset Value, End of Period	$10.25
Total Return*	7.49%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$—	**
Ratio of Expenses to Average Net Assets	0.22	%†(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.23	%†(4)
Ratio of Net Investment Income to Average Net Assets	0.81	%†
Portfolio Turnover Rate	149	%***

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Amount rounded to less than $1(000).
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Annualized.
(1)	Commenced operations on April 22, 2024.
(2)	Per share data calculated using average shares method.
(3)	Amount represents less than $0.01 per share.
(4)	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 1.00% (1.39% excluding waiver).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Y Shares	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.09
Net Realized and Unrealized Gain	0.68
Total from Operations	0.77
Dividends and Distributions:
Net Investment Income	(0.05)
Net Realized Gain	(0.46)
Return of Capital	—	(3)
Total Dividends and Distributions	(0.51)
Net Asset Value, End of Period	$10.26
Total Return*	7.60%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$—	**
Ratio of Expenses to Average Net Assets	0.00	%†(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.00	%†(4)
Ratio of Net Investment Income to Average Net Assets	1.20	%†
Portfolio Turnover Rate	149	%***

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Amount rounded to less than $1(000).
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Annualized.
(1)	Commenced operations on April 22, 2024.
(2)	Per share data calculated using average shares method.
(3)	Amount represents less than $0.01 per share.
(4)

The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.75% (1.14% excluding waiver).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Institutional Shares	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.06
Net Realized and Unrealized Gain	0.67
Total from Operations	0.73
Dividends and Distributions:
Net Investment Income	(0.03)
Net Realized Gain	(0.46)
Return of Capital	(0.02)
Total Dividends and Distributions	(0.51)
Net Asset Value, End of Period	$10.22
Total Return*	7.19%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$144,051
Ratio of Expenses to Average Net Assets	0.60%†
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.04%†
Ratio of Net Investment Income to Average Net Assets	0.81%†
Portfolio Turnover Rate	149%**

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Annualized.
(1)	Commenced operations on April 22, 2024.
(2)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

A Shares	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.06
Net Realized and Unrealized Gain	0.65
Total from Operations	0.71
Dividends and Distributions:
Net Investment Income	(0.02)
Net Realized Gain	(0.03)
Total Dividends and Distributions	(0.05)
Net Asset Value, End of Period	$10.66
Total Return*	7.07%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$—	**
Ratio of Expenses to Average Net Assets	0.00	%†(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.57	%†(3)
Ratio of Net Investment Income to Average Net Assets	1.47	%†
Portfolio Turnover Rate	15	%***

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Amount rounded to less than $1(000).
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Annualized.
(1)	Commenced operations on August 5, 2024.
(2)	Per share data calculated using average shares method.
(3)	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.98% (1.49% excluding waiver).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Y Shares	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.05
Net Realized and Unrealized Gain	0.65
Total from Operations	0.70
Dividends and Distributions:
Net Investment Income	(0.02)
Net Realized Gain	(0.03)
Total Dividends and Distributions	(0.05)
Net Asset Value, End of Period	$10.65
Total Return*	6.97%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$—	**
Ratio of Expenses to Average Net Assets	0.00	%†(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers)	3.38	%†(3)
Ratio of Net Investment Income to Average Net Assets	1.21	%†
Portfolio Turnover Rate	15	%***

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Amount rounded to less than $1(000).
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Annualized.
(1)	Commenced operations on August 5, 2024.
(2)	Per share data calculated using average shares method.
(3)	The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.73% (1.24% excluding waiver).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Institutional Shares	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.03
Net Realized and Unrealized Gain	0.65
Total from Operations	0.68
Dividends and Distributions:
Net Investment Income	(0.02)
Net Realized Gain	(0.03)
Total Dividends and Distributions	(0.05)
Net Asset Value, End of Period	$10.63
Total Return*	6.77%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$20,347
Ratio of Expenses to Average Net Assets	0.57	%†
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.93	%†
Ratio of Net Investment Income to Average Net Assets	0.77	%†
Portfolio Turnover Rate	15	%**

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Annualized.
(1)	Commenced operations on August 5, 2024.
(2)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts statutory trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the Vontobel International Equity Fund (the “International Equity”) and Vontobel Global Equity Fund (the “Global Equity”) (each a “Fund” and collectively the “Funds”). The investment objective of the Funds is to seek long-term capital appreciation. The Funds are each classified as a diversified, open-end management investment company registered under the 1940 Act. Vontobel Asset Management, Inc. (the “Adviser”) serves as the investment adviser to the Funds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The International Equity Fund is the successor to the Vontobel International Equity Fund, a series of the Vontobel Investment Trust (the “Predecessor Fund”). The Predecessor Fund was managed by the Adviser using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used in managing the Fund. The Predecessor Fund dissolved and reorganized into the Institutional Shares of the Fund on April 22, 2024. All of the assets of the Predecessor Fund were transferred to the Fund in connection with the reorganization. The Fund currently offers A Shares, Y Shares and Institutional Shares.

The Global Equity commenced operations on August 5, 2024. The Fund currently offers A Shares, Y Shares and Institutional Shares.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the "Board"). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classifications, refer to the Funds’ Schedules of Investments.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current periods. The Fund did not record any tax provision in the current periods. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the periods ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the periods, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. During the periods ended December, 2024, the International Equity and Global Equity incurred offering costs of $66,780 and $38,840, respectively. As of December 31, 2024, International Equity and Global Equity had deferred offering costs of $11,469 and $29,008, respectively, remaining to be amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the periods ended December 31, 2024, International Equity and Global Equity paid $124,576 and $52,712, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) with respect to A Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the A Shares as compensation for distribution and shareholder services. For the periods ended December 31, 2024, the Funds did not incur any fees for these services.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee, which is calculated daily and paid monthly at an annual rate below.

Advisory Fee
Vontobel International Equity Fund	0.60%
Vontobel Global Equity Fund	0.58%

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, class-specific expenses (including Distribution (12b-1) Fees and Shareholder Servicing Fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding the level set forth below with respect to each of a Fund’s share classes until April 30, 2026. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2026.

Contractual Expense Limit
Vontobel International Equity Fund	0.60%
Vontobel Global Equity Fund	0.58%

In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

During the periods ended December 31, 2024, the Funds did not recapture any previously waived fees and/or reimbursed expenses.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

As of December 31, 2024, fees previously waived and/or reimbursed by the Adviser, which may be subject to possible future recapture are as follows:

Subject to Repayment Until December 31, 2027
Vontobel International Equity Fund	$449,024
Vontobel Global Equity Fund	158,794

6. Investment Transactions:

Purchases and sales of investment securities other than in-kind transactions and short-term investments, for the periods ended December 31, 2024, were as follows:

	Purchases	Sales and Maturities
Vontobel International Equity Fund	$213,406,895	$222,698,188
Vontobel Global Equity Fund	21,651,829	2,511,165

For the periods ended December 31, 2024, there were no purchases or sales of long-term U.S. Government securities by the Fund.

7. Share Transactions:

	Vontobel International Equity Fund(1)		Vontobel Global Equity Fund(2)
A Shares
Issued	23		21
Reinvested	1		—
Total A Shares Transactions	24		21
Y Shares
Issued	10		10
Reinvested	—	*	—	*
Total Y Shares Transactions	10		10
Institutional Shares
Issued	18,941,188	**	1,911,534
Reinvested	631,810		3,987
Redeemed	(5,483,934)		(1,751)
Total Institutional Shares Transactions	14,089,064		1,913,770
Net Increase (Decrease) in Shares Outstanding From Share Transactions	14,089,098		1,913,801

(1)	Commenced operations on April 22, 2024.

(2)	Commenced operations on August 5, 2024.

*	Amount rounds to less than 1 share.

**	Includes transfer of assets from the Predecessor Fund (see Note 11).

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

Accordingly, the following reclassifications primarily attributable to reorganization adjustments.

	Distributable Accumulated Loss	Paid-in Capital
Vontobel International Equity Fund	$13,983,642	$(13,983,642)

The tax character of dividends and distributions declared for the Funds during the periods ended December 31, 2024 were as follows:

		Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Vontobel International Equity Fund	2024	$795,561	$5,708,011	$283,426	$6,786,998
Vontobel Global Equity Fund	2024	89,481	–	–	89,481

As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Vontobel International Equity Fund	Vontobel Global Equity Fund
Undistributed Ordinary Income	$–	$67,466
Post October Losses	(185,591)	–
Late Year Loss Deferral	(204,629)	–
Unrealized Appreciation	18,042,679	654,351
Other Temporary Differences	–	1
Total Net Distributable Earnings	$17,652,459	$721,818

Post-October capital and specified losses are losses realized on investment transactions from November 1, 2024 through December 31, 2024 that in accordance with Federal income tax regulations, the fund defers and treats as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2024, through December 31, 2024, and specified losses realized on investment transactions from November 1, 2024, through December 31, 2024, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following year.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to wash sales loss deferrals. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at December 31, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Vontobel International Equity Fund	$122,150,112	$23,309,141	$(5,266,462)	$18,042,679
Vontobel Global Equity Fund	19,261,579	1,299,638	(645,287)	654,351

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the fund will achieve its investment objective. You could lose money by investing in the Funds. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Equity Risk (Both Funds) – Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Market Risk (Both Funds) – The prices of and the income generated by the Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Foreign Company Risk (Both Funds) – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

Foreign Currency Risk (Both Funds) – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Emerging Markets Securities Risk (Both Funds) – The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Investment Style Risk (Both Funds) – The Funds pursue a “growth style” of investing, meaning that the Funds invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Funds to sometimes underperform other equity funds that use differing investing styles.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

Active Management Risk (Both Funds) – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to other funds with similar objectives and investment strategies.

Large Capitalization Company Risk (Both Funds) – The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk (Both Funds) – The small- and mid-capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Rights and Warrants Risk (International Equity) – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Convertible Securities Risk (International Equity) – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

IPO Risk (International Equity) – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

New Fund Risk (Both Funds) – Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Sustainability Risk (Both Funds) – Certain ESG events or conditions that, if they occur, could cause an actual or potential material negative impact on the value of an investment. Such risks include, but are not limited to: climate-related and environmental risks (such as environmental product stewardship, footprint, natural resource management, alignment with local and international targets and laws, effects of climate change on agriculture or effects of rising sea level); social risks evaluated as material for the sector (including, without limitation, matters relating to treatment and welfare of employees, supply chain management, data security and privacy, business ethics, severe human rights violation by governments or abuse of civil liberties); governance risks (including, without limitation, business ethics, rights of minority shareholders, independence of board oversight, ownership structures, related party transactions, political stability, economic, political and social framework or government effectiveness); severe sustainability controversies, and violations of international norms.

ESG Integration/Active Ownership Risk (Both Funds) – The Funds intend to invest a portion of its assets in companies with higher ESG ratings. The considerations assessed as part of ESG processes may vary across types of investments and issuers and not every factor may be identified or considered for all investments. This may affect the Funds’ exposure to certain companies or industries and the Funds may forgo certain investment opportunities; however, these ratings are viewed holistically and the Funds may not forego an investment solely based upon a low score. The Funds’ results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The ability to meet ESG objectives might be affected by incomplete or inaccurate data from third-party providers. As a result, the Funds may invest in companies that do not reflect the beliefs and values of any particular investor.

Third-Party Data Provider Risk (Both Funds) – In assessing the eligibility of a company based on ESG research, the Adviser may rely on information and data from third party ESG data providers and companies, and on internal analyses, which may be based on certain assumptions or hypothesis. The data obtained from third party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Adviser incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security in the Funds’ portfolios.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

10. Concentration of Shareholders:

At December 31, 2024, the percentage of total shares outstanding held by shareholders for the Funds, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

Vontobel International Equity Fund	No. of Shareholders	% Ownership
A Shares	2	100%
Y Shares	1	100%
Institutional Shares	4	72%

Vontobel Global Equity Fund	No. of Shareholders	% Ownership
A Shares	2	100%
Y Shares	1	100%
Institutional Shares	3	99%

11. In-Kind Transactions:

Due to the International Equity Fund's reorganization on April 22, 2024, the International Equity Fund received contributions in-kind of investment securities, accrued interest income, accrued receivables and cash. The securities were received in a tax-free transaction at their current value including unrealized appreciation/(depreciation) on the date of the transaction. The details of the contributions are as follows:

Transaction Date	Shares Issued	Securities at Cost	Unrealized Appreciation (Depreciation)	Interest Accrued Receivable	Cash	Total Assets
4/22/2024	14,586,326	$124,176,697	$15,727,647	$135,296	$5,823,617	$145,863,257

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

12. Indemnifications:

In the normal course of business, the Funds enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Vontobel International Equity Fund and Vontobel Global Equity Fund and the Board of Trustees of The Advisors’ Inner Circle Fund II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Vontobel International Equity Fund and Vontobel Global Equity Fund (collectively referred to as the “Funds”), (two of the funds constituting The Advisors’ Inner Circle Fund II (the “Trust”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting The Advisors’ Inner Circle Fund II) at December 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting The Advisors' Inner Circle Fund II	Statement of operations	Statements of changes in net assets	Financial highlights
Vontobel International Equity Fund	For the period from April 22, 2024 (commencement of operations) through December 31, 2024
Vontobel Global Equity Fund	For the period from August 5, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Vontobel Asset Management, Inc. investment companies since 2013.

Philadelphia, Pennsylvania

February 28, 2025

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

Notice to Shareholders (Unaudited)

For shareholders that do not have a December 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period ended December 31, 2024, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction (1)	Qualifying Dividend Income (2)
Vontobel International Equity Fund	4.29%	86.35%	9.36%	100.00%	0.95%	100.00%
Vontobel Global Equity Fund	0.00%	0.00%	100.00%	100.00%	27.14%	86.79%

	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short Term Capital Gain (5)	Qualifying Business Income (6)	Foreign Tax Credit (7)
Vontobel International Equity Fund	0.00%	12.30%	0.00%	0.00%	1.54%
Vontobel Global Equity Fund	0.00%	15.74%	100.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction

(7)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal period ended December 31, 2024. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal period ended 2024. For the fiscal year ended December 31, 2024 the total amount of foreign source income is $778,665. The amount of Foreign tax paid is $106,416.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

Other Information – Form N-CSR Items 8-11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Vontobel Global Equity Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on May 20–21, 2024 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and the Fund’s overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2024

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Vontobel Funds:

P.O. Box 219009

Kansas City, MO 64121

Investment Adviser:

Vontobel Asset Management, Inc.

66 Hudson Boulevard, Suite 3401

New York, NY 10001

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

VON-AR-001-0100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 10, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: March 10, 2025